Exhibit 99.1

Nissan Auto Receivables 2017-B Owner Trust

Servicer’s Certificate

Collection Period	31-Mar-20	30/360 Days	30	Collection Period Start	1-Mar-20
Distribution Date	15-Apr-20	Actual/360 Days	30	Collection Period End	31-Mar-20
				Prior Month Settlement Date	16-Mar-20
				Current Month Settlement Date	15-Apr-20

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,543,518,690.50	359,365,609.85	336,566,675.99	0.233689
Yield Supplement Overcollaterization		103,284,451.96	13,681,919.42	12,463,342.68
Total Adjusted Pool Balance		1,440,234,238.54	345,683,690.43	324,103,333.31
Total Adjusted Securities		1,440,234,238.54	345,683,690.43	324,103,333.31	0.225035
Class A-1 Notes	1.27000%	330,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	1.56000%	350,000,000.00	0.00	0.00	0.000000
Class A-2b Notes	0.80463%	189,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	1.75000%	389,000,000.00	163,449,451.89	141,869,094.77	0.364702
Class A-4 Notes	1.95000%	124,620,000.00	124,620,000.00	124,620,000.00	1.000000
Certificates	0.00000%	57,614,238.54	57,614,238.54	57,614,238.54	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	0.00	0.00	—	—
Class A-2b Notes	0.00	0.00	—	—
Class A-3 Notes	21,580,357.12	238,363.78	55.4764965	0.6127604
Class A-4 Notes	0.00	202,507.50	—	1.6250000
Certificates	0.00	0.00	—	—

Total Securities	21,580,357.12	440,871.28

I. COLLECTIONS

Interest:
Interest Collections				419,583.02
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				419,583.02
Principal:
Principal Collections				22,618,641.06
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				22,618,641.06
Recoveries of Defaulted Receivables				138,171.18

Total Collections				23,176,395.26

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			41,584	345,683,690.43
Total Principal Payment				21,580,357.12

			40,699	324,103,333.31

Nissan Auto Receivables 2017-B Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	23,176,395.26
Reserve Account Draw	0.00
Total Available for Distribution	23,176,395.26
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	299,471.34
Servicing Fee Paid	299,471.34
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	238,363.78
Class A-3 Notes Monthly Interest Paid	238,363.78
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	202,507.50
Class A-4 Notes Monthly Interest Paid	202,507.50
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2017-B Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		440,871.28
Total Note Monthly Interest Paid		440,871.28
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		22,436,052.64
4. Total Monthly Principal Paid on the Notes		21,580,357.12
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		21,580,357.12
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		855,695.52
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		855,695.52

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,600,585.60
Required Reserve Account Amount		3,600,585.60
Beginning Reserve Account Balance		3,600,585.60
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,600,585.60
Required Reserve Account Amount for Next Period		3,600,585.60

VI. POOL STATISTICS

Weighted Average Coupon		1.43%
Weighted Average Remaining Maturity		24.64

	Amount	Number
Principal on Defaulted Receivables	180,292.80	17
Principal Recoveries of Defaulted Receivables	138,171.18

Monthly Net Losses	42,121.62
Pool Balance at Beginning of Collection Period	359,365,609.85
Net Loss Ratio for Third Preceding Collection Period	0.23%
Net Loss Ratio for Second Preceding Collection Period	0.09%
Net Loss Ratio for Preceding Collection Period	0.11%
Net Loss Ratio for Current Collection Period	0.14%
Four-Month Average Net Loss Ratio	0.14%
Cumulative Net Losses for all Periods	9,757,794.80

Nissan Auto Receivables 2017-B Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	2,465,006.22	231	0.73%
61-90 Days Delinquent	539,752.82	52	0.16%
91-120 Days Delinquent	192,339.86	19	0.06%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	3,197,098.90	302	0.95%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.22%	0.17%
Delinquency Ratio for Second Preceding Collection Period	0.18%	0.15%
Delinquency Ratio for Preceding Collection Period	0.26%	0.20%
Delinquency Ratio for Current Collection Period	0.22%	0.17%
Four-Month Average Delinquency Ratio	0.22%	0.17%
60 Day Delinquent Receivables	760,028.07
Delinquency Percentage	0.23%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No
Principal Balance of Extensions	11,004,707.27
Number of Extensions	963

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

3. Has there been an issuance of notes or other securities backed by the Receivables?			NO

4. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO